March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Science and Technology Term Trust (BSTZ)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
March 31, 2026
BlackRock Science and Technology Term Trust (BSTZ)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.0%
AeroVironment, Inc.(a)	31,261	$ 5,722,326
BWX Technologies, Inc.	77,386	15,824,663
Kratos Defense & Security Solutions, Inc.(a)	155,852	10,989,125
		32,536,114
Automobiles(a) — 1.7%
Tesla, Inc.	59,302	22,045,519
XPeng, Inc., ADR(b)	402,648	6,889,307
		28,934,826
Broadline Retail — 0.6%
MercadoLibre, Inc.(a)	5,544	9,585,687
Capital Markets — 1.3%
Bullish(a)(b)	191,509	6,842,617
Cboe Global Markets, Inc.	49,293	13,854,783
		20,697,400
Communications Equipment — 5.7%
Lumentum Holdings, Inc.(a)	135,290	95,076,400
Diversified Consumer Services — 0.0%
Think & Learn Private Ltd., Class J-B, (Acquired 09/30/20, Cost: $7,113,729)(a)(c)(d)	4,651	—
Electrical Equipment — 3.3%
Bloom Energy Corp., Class A(a)	38,668	5,239,127
Doosan Enerbility Co. Ltd.(a)	274,934	17,276,295
Siemens Energy AG(a)	110,172	18,999,102
Vertiv Holdings Co., Class A	51,675	12,948,722
		54,463,246
Electronic Equipment, Instruments & Components — 10.6%
Advanced Energy Industries, Inc.	39,497	12,746,077
Celestica, Inc.(a)	93,651	26,379,614
Chroma ATE, Inc.	297,000	14,251,370
Coherent Corp.(a)	55,291	13,170,869
Elite Material Co. Ltd.	416,000	35,504,120
Fabrinet(a)(b)	79,526	41,474,399
Flex Ltd.(a)	137,011	8,968,740
Gold Circuit Electronics Ltd.	842,000	23,742,620
		176,237,809
Entertainment — 1.5%
Konami Group Corp.	69,500	8,564,350
Take-Two Interactive Software, Inc.(a)	84,006	16,591,185
		25,155,535
Financial Services — 0.8%
Klarna Group PLC(a)(b)	1,042,068	13,640,670
Health Care Technology — 0.3%
Pro Medicus Ltd.	53,289	4,391,916
IT Services(a) — 3.4%
Automattic, Inc., (Acquired 02/03/21, Cost: $34,000,000)(c)(d)	400,000	6,880,000
Cloudflare, Inc., Class A	81,212	16,757,284
Deep Instinct Ltd.(c)	197,438	11,846
DigitalOcean Holdings, Inc.	145,803	12,506,982
Farmer’s Business Network, Inc.(c)	361,834	354,597
Snowflake, Inc., Class A	135,426	20,424,949
		56,935,658
Security	Shares	Value
Life Sciences Tools & Services — 0.4%
Tempus AI, Inc., Class A(a)(b)	157,668	$ 7,129,747
Media — 0.7%
EchoStar Corp., Class A(a)	101,606	11,895,014
Professional Services — 0.7%
Planet Labs PBC, Class A(a)	409,492	11,445,301
Semiconductors & Semiconductor Equipment — 26.8%
Advanced Micro Devices, Inc.(a)	70,935	14,430,307
Advantest Corp.	190,100	26,235,061
Alchip Technologies Ltd.	190,000	15,494,820
ASMPT Ltd.	1,805,600	23,371,257
Credo Technology Group Holding Ltd.(a)	202,224	18,982,767
Jentech Precision Industrial Co. Ltd.	84,000	10,562,048
KLA Corp.	21,546	31,724,546
Lasertec Corp.	65,500	14,578,561
Lattice Semiconductor Corp.(a)	145,261	13,474,410
MACOM Technology Solutions Holdings, Inc., Class H(a)	82,039	18,218,401
Micron Technology, Inc.	81,388	27,496,122
Monolithic Power Systems, Inc.	30,064	32,870,474
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $7,000,000)(a)(c)(d)	10,189	—
NVIDIA Corp.(e)	608,467	106,116,645
Teradyne, Inc.	34,106	10,111,065
Tokyo Electron Ltd.	66,300	16,472,296
Tower Semiconductor Ltd.(a)	376,379	66,046,987
		446,185,767
Software(a) — 6.0%
Databricks, Inc., (Acquired 07/24/20, Cost: $5,501,686)(c)(d)	343,659	55,497,492
Datadog, Inc., Class A	74,585	8,804,759
DataRobot, Inc., (Acquired 03/01/21, Cost: $1,384,813)(c)(d)	92,093	72,753
Minimax Group, Inc.	64,840	7,686,168
Palantir Technologies, Inc., Class A	109,638	16,037,847
Snorkel AI, Inc., (Acquired 10/13/20, Cost: $2,017,593)(c)(d)	500,250	3,636,818
Snyk Ltd., Ordinary Shares, (Acquired 11/02/20, Cost: $9,287,400)(c)(d)	1,267,643	2,700,080
World Labs Technologies, Inc., Series C(c)	16,257	5,347,214
		99,783,131
Technology Hardware, Storage & Peripherals — 3.1%
Asia Vital Components Co. Ltd.	616,000	40,686,462
Sandisk Corp.(a)	15,646	9,940,529
		50,626,991
Total Common Stocks — 68.9% (Cost: $756,671,991)		1,144,721,212
Preferred Securities
Preferred Stocks — 31.3%(a)(c)
Communications Equipment — 1.0%
Astranis Space Technologies Corp., Series C	775,515	17,518,884
Consumer Staples Distribution & Retail — 2.8%
GrubMarket, Inc., Series D, (Acquired 07/23/20, Cost: $8,000,001)(d)	1,762,969	47,459,125

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Science and Technology Term Trust (BSTZ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services — 0.0%
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, Cost: $14,251,080)(d)	4,920	$ —
Entertainment — 0.2%
ResearchGate GmbH, Series D, (Acquired 09/24/20, Cost: $6,999,988)(d)	424,688	2,679,781
Financial Services(d)(f) — 1.3%
Trumid Holdings LLC
Class J-A, (Acquired 07/24/20, Cost: $9,999,857)	20,154	10,547,797
Class J-B, (Acquired 07/24/20, Cost: $5,999,914)	20,154	10,547,797
		21,095,594
Interactive Media & Services — 2.6%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $15,118,509)(d)	150,113	43,387,160
IT Services(d) — 0.0%
TRAX Ltd.
(Acquired 02/18/21, Cost: $9,999,998)	191,806	2
(Acquired 09/12/19, Cost: $10,999,988)	293,333	3
		5
Professional Services — 0.4%
Rapyd Financial Network Ltd., Series E, (Acquired 03/31/21, Cost: $13,999,978)(d)	190,705	5,999,579
Semiconductors & Semiconductor Equipment(d) — 7.7%
PsiQuantum Corp.
Series C, (Acquired 09/09/19, Cost: $9,101,310)	1,962,335	74,725,717
Series D, (Acquired 05/21/21, Cost: $19,999,969)	762,595	31,533,303
SambaNova Systems, Inc.
Series C, (Acquired 02/20/20, Cost: $33,904,162)	636,800	19,517,920
Series D, (Acquired 04/09/21, Cost: $6,999,979)	73,670	2,716,213
		128,493,153
Software(d) — 15.3%
Anthropic PBC, Series F, (Acquired 08/18/25, Cost: $21,999,968)	156,064	40,441,863
Databricks, Inc.
Series F, (Acquired 10/22/19, Cost: $13,200,019)	922,038	148,899,917
Series G, (Acquired 02/01/21, Cost: $18,500,004)	312,909	50,531,674
DataRobot, Inc., Series F, (Acquired 10/27/20, Cost: $11,499,999)	875,059	2,520,170
Snorkel AI, Inc., Series B, (Acquired 10/13/20, Cost: $999,996)	247,943	1,871,970
Security	Shares	Value
Software (continued)
Snyk Ltd., Seed Preferred, (Acquired 11/02/20, Cost: $13,212,590)	2,663,936	$ 5,700,823
Unqork, Inc.
Series B, (Acquired 09/19/19, Cost: $6,801,016)	597,680	2,581,978
Series C, (Acquired 09/18/20, Cost: $7,994,787)	292,000	1,737,400
		254,285,795
		520,919,076
Total Preferred Securities — 31.3% (Cost: $276,583,122)		520,919,076
Total Long-Term Investments — 100.2% (Cost: $1,033,255,113)		1,665,640,288
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(g)(h)(i)	28,709,123	28,714,865
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(g)(h)	1,550,875	1,550,875
Total Short-Term Securities — 1.8% (Cost: $30,266,071)		30,265,740
Total Investments — 102.0% (Cost: $1,063,521,184)		1,695,906,028
Liabilities in Excess of Other Assets — (2.0)%		(33,657,908)
Net Assets — 100.0%		$ 1,662,248,120

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $572,187,335, representing 34.4% of its net assets as of period end, and an original cost of $325,888,333.

(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	All or a portion of the security is held by a wholly-owned subsidiary.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Science and Technology Term Trust (BSTZ)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 17,510,497	$ 11,211,500 (a)	$ —	$ (6,303)	$ (829)	$ 28,714,865	28,709,123	$ 51,694 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	12,114,497	—	(10,563,622)(a)	—	—	1,550,875	1,550,875	102,054	—
				$ (6,303)	$ (829)	$ 30,265,740		$ 153,748	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 32,536,114	$ —	$ —	$ 32,536,114
Automobiles	28,934,826	—	—	28,934,826
Broadline Retail	9,585,687	—	—	9,585,687
Capital Markets	20,697,400	—	—	20,697,400
Communications Equipment	95,076,400	—	—	95,076,400
Diversified Consumer Services	—	—	—	—
Electrical Equipment	18,187,849	36,275,397	—	54,463,246
Electronic Equipment, Instruments & Components	102,739,699	73,498,110	—	176,237,809
Entertainment	16,591,185	8,564,350	—	25,155,535
Financial Services	13,640,670	—	—	13,640,670
Health Care Technology	—	4,391,916	—	4,391,916
IT Services	49,689,215	—	7,246,443	56,935,658
Life Sciences Tools & Services	7,129,747	—	—	7,129,747
Media	11,895,014	—	—	11,895,014

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Science and Technology Term Trust (BSTZ)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Professional Services	$ 11,445,301	$ —	$ —	$ 11,445,301
Semiconductors & Semiconductor Equipment	339,471,724	106,714,043	—	446,185,767
Software	32,528,774	—	67,254,357	99,783,131
Technology Hardware, Storage & Peripherals	9,940,529	40,686,462	—	50,626,991
Preferred Securities
Preferred Stocks	—	—	520,919,076	520,919,076
Short-Term Securities
Money Market Funds	30,265,740	—	—	30,265,740
	$830,355,874	$270,130,278	$595,419,876	$1,695,906,028
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2025	$ 81,887,824	$ 556,573,045	$ 638,460,869
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	(12,386,961)	(33,810,966)	(46,197,927)
Purchases	4,999,937	—	4,999,937
Sales	—	(1,843,003)	(1,843,003)
Closing balance, as of March 31, 2026	$ 74,500,800	$ 520,919,076	$ 595,419,876
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026(a)	$ (12,386,961)	$ (33,810,966)	$ (46,197,927)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $5.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$74,500,800	Market	Revenue Multiple	1.00x -20.00x	16.89x
			Volatility	70% - 80%	76%
			Time to Exit	3.0 - 3.0 years	3.0 years

Preferred Stocks	520,919,071	Market	Revenue Multiple	1.6x - 20.68x	15.42x
			Time to Exit	3.0 - 4.0 years	3.7 years
			Volatility	36% - 90%	91%
			Market Adjustment Multiple	1.10x	—
			Gross profit Multiple	10.10x
	$595,419,871

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.

Portfolio Abbreviation
ADR	American Depositary Receipt
Consolidated Schedule of Investments